Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 16,933	$ 16,368	$ 16,402
Operating leases, rent expense	3,709	3,610	3,060
Operating leases, future minimum payments due, current	2,706
Operating leases, future minimum payments, due in two years	2,616
Operating leases, future minimum payments, due in three years	2,486
Operating leases, future minimum payments, due in four years	2,337
Operating leases, future minimum payments, due in five years	2,165
Operating leases, future minimum payments, due thereafter	11,755
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 2,130	$ 2,243	$ 2,515